Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	R 77,031	R 59,339
Acquisition of subsidiary		13,385
Additions	46,653	43,816
Amortization	(51,143)	(39,078)
Translation adjustments	13,101	(431)
Ending balance	85,642	77,031
Product development costs [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	59,737	53,644
Acquisition of subsidiary
Additions	38,837	40,787
Amortization	(42,638)	(34,288)
Translation adjustments	12,365	(406)
Ending balance	68,301	59,737
Computer software [member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	11,321	5,695
Acquisition of subsidiary		6,218
Additions	7,816	3,029
Amortization	(6,115)	(3,596)
Translation adjustments	736	(25)
Ending balance	13,758	11,321
Trade name [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	652
Acquisition of subsidiary		782
Additions
Amortization	(261)	(130)
Translation adjustments
Ending balance	391	652
Customer relationship [Member]
Intangible Assets (Details) - Schedule of reconciliation of the carrying value of intangible assets [Line Items]
Beginning balance	5,321
Acquisition of subsidiary		6,385
Additions
Amortization	(2,129)	(1,064)
Translation adjustments
Ending balance	R 3,192	R 5,321